Consolidated Statement of Changes in Shareholders Equity - ARS ($) $ in Thousands	Total	Issued capital [member]	Issued Capital in Portfolio [member]	Additional paid-in capital [member]	Adjustments to Shareholders' Equity [member]	Accumulated foreign currency translation difference in financial statements conversion [member]	Accumulated other comprehensive income [member]	Legal reserve [member]	Miscellaneous other reserves [member]	Unappropriated retained earnings [member]	Controlling interests [member]	Non-controlling interests [member]
Amount at the beginning at Dec. 31, 2016	$ 47,289,011	$ 584,563		$ 3,450,064	$ 6,306,336		$ 121,075	$ 6,792,516	$ 19,712,263	$ 9,935,020	$ 46,901,837	$ 387,174
Total comprehensive (loss)/income for the fiscal year
Net (loss)/income for the fiscal year	6,019,606									5,938,807	5,938,807	80,799
Other comprehensive income /(loss) for the fiscal year	(80,960)					$ (63,151)	(17,068)				(80,219)	(741)
Legal reserve								2,410,906		(2,410,906)
Cash dividends	(1,343,385)								(1,186,148)		(1,186,148)	(157,237)
Other	(88,716)								9,897,419	(9,986,135)	(88,716)
Increase of Capital Stock approved by Shareholders' Meeting held on April 28, 2017	19,956,038	85,100		19,816,159	54,779						19,956,038
Amount at end of the fiscal year at Dec. 31, 2017	71,751,594	669,663		23,266,223	6,361,115	(63,151)	104,007	9,203,422	28,423,534	3,476,786	71,441,599	309,995
Statement [LineItems]
Impact of adoption of IFRS 9	(20,604)									(20,604)	(20,604)
Total comprehensive (loss)/income for the fiscal year
Net (loss)/income for the fiscal year	(734,113)									(701,220)	(701,220)	(32,893)
Other comprehensive income /(loss) for the fiscal year	(71,025)					382,728	(453,751)			527,241	(71,023)	(2)
Legal reserve								2,772,422		(2,772,422)
Cash dividends	(4,511,472)								(4,511,437)		(4,511,437)	(35)
Other									11,089,688	(11,089,688)
Other changes	(525,131)									(250,571)	(250,571)	(274,560)
Amount at end of the fiscal year at Dec. 31, 2018	60,910,834	640,715	$ 28,948	$ 23,266,223	$ 6,361,115	$ 319,577	$ (349,744)	$ 11,975,844	30,023,370	$ (11,357,719)	60,908,329	$ 2,505
Total comprehensive (loss)/income for the fiscal year
Own shares in portfolio	$ (4,978,415)	$ (28,948)	$ 28,948						$ (4,978,415)		$ (4,978,415)